UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502
                                                     ---------

                              Comstock Funds, Inc.
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               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
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               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                     Date of fiscal year end: April 30, 2004
                                              --------------

                     Date of reporting period: July 31, 2004
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Comstock Strategy Fund
Schedule of Investments --July 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
   Principal                                                            Market
    Amount                                                             Value(a)
   ---------                                                           --------
U.S. GOVERNMENT OBLIGATIONS -- 89.9%

               U.S. Treasury Bills -- 42.3%
$ 7,543,000    U.S. Treasury Bills,
               0.987% to 1.197%++,
               08/19/04 to 10/14/04                                  $7,526,519
                                                                    -----------

               U.S. Treasury Notes -- 47.6%
               U.S. Treasury Notes,
  2,500,000     1.500%, 07/31/05                                      2,486,818
  5,400,000     6.000%, 08/15/09                                      5,963,841
                                                                    -----------
                                                                      8,450,659
                                                                    -----------
Total U.S. Government Obligations                                    15,977,178
                                                                    -----------

  Number of                                     Expiration Date/        Market
  Contracts         Issue                        Exercise Price          Value
  ---------         -----                       ----------------        -------
PUT OPTIONS PURCHASED -- 7.2%
       150     Applied Materials Inc.              Jan. 05/17.5          29,250
       100     Bank of America Corp.               Jan. 05/65             5,000
       900     Intel Corp.                         Jan. 05/22.5         112,500
       120     International Paper Co.             Jan. 05/35             6,300
       125     Juniper Networks Inc.               Jan. 05/15             6,875
       250     KLA-Tencor Corp.                    Jan. 05/45           154,750
     2,300     Nasdaq-100 Index                    Jan. 05/27            92,000
        70     S & P 500 Index                     Dec. 04/825           21,700
       100     S & P 500 Index                     Dec. 04/850           40,000
        85     S & P 500 Index                     Dec. 04/995          134,300
       130     S & P 500 Index                     Mar. 05/995          357,500
        75     S & P 500 Index                     Jun. 05/1025         315,375
                                                                    -----------
TOTAL PUT OPTIONS PURCHASED                                           1,275,550
                                                                    -----------
TOTAL INVESTMENTS -- 97.1%                                           17,252,728
(Cost $17,883,629)

Other Assets and Liabilities (Net) -- 2.9%                              518,657
                                                                    -----------
NET ASSETS -- 100.0%                                                $17,771,385
                                                                    ===========
-------
(a) Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there was no asked price the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security has less than 60 days to maturity it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.
++    Represents annualized yield at date of purchase.

COMSTOCK CAPITAL VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
   PRINCIPAL                                                           MARKET
    AMOUNT                                                             VALUE*
  ----------                                                         ---------
U.S. GOVERNMENT OBLIGATIONS -- 96.7%

               U.S. TREASURY BILLS -- 96.7%
$ 99,419,000   U.S. Treasury Bills,
               0.976% to 1.435% ++,
               08/05/04 to 10/28/04  (a) (b)                      $ 99,196,189
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                    99,196,189
                                                                   ------------

  Number of                                    Expiration Date/         Market
  Contracts    Issue                            Exercise Price           Value
  ---------    -----                          ----------------         -------
PUT OPTIONS PURCHASED -- 5.0%
   2,500       Intel Corp.                      Jan. 05/22.5            312,500
   1,000       KLA-Tencor Corp.                 Jan. 05/45              619,000
     300       S & P 500 Index                  Dec. 04/825              93,000
     425       S & P 500 Index                  Dec. 04/850             170,000
     400       S & P 500 Index                  Dec. 04/995             632,000
      80       S & P 500 Index                  Dec. 04/900              51,200
     165       S & P 500 Index                  Dec. 04/1025            382,800
     650       S & P 500 Index                  Mar. 05/995           1,787,500
      80       S & P 500 Index                  Jun. 05/900             153,600
     225       S & P 500 Index                  Jun. 05/1025            946,125
                                                                   ------------
TOTAL PUT OPTIONS PURCHASED                                           5,147,725
                                                                   ------------

TOTAL INVESTMENTS -- 101.7%                                         104,343,914
(Cost $108,043,401)

OTHER ASSETS AND LIABILITIES (NET) -- (1.7)%                         (1,772,110)
                                                                   ------------

NET ASSETS -- 100.0%                                               $102,571,804
                                                                   ============

SECURITIES SOLD SHORT -- (27.0)%

                                                                      MARKET
    SHARES                                                             VALUE*
  ----------                                                         ---------

COMMON STOCKS -- (27.0)%

               BROADCASTING -- (1.2)%
   45,000      XM Satellite Radio Holdings Inc.+                   $  1,187,550
                                                                   ------------

               COMPUTER HARDWARE -- (1.2)%
   36,000      Dell Inc.+                                             1,276,920
                                                                   ------------

               COMPUTER SOFTWARE AND SERVICES -- (2.3)%
   30,000      Ask Jeeves Inc.+                                         872,400
   39,000      Citrix Systems Inc.+                                     687,180
   60,000      DoubleClick Inc.+                                        310,200
   16,600      Microsoft Corp.                                          472,436
                                                                   ------------
                                                                      2,342,216
                                                                   ------------

               ELECTRONICS -- (5.1)%
   50,000      Applied Materials Inc.+                                  848,500
   27,000      Emulex Corp.+                                            291,330
  100,000      Genesis Microchip Inc.+                                1,149,000
   36,000      Intel Corp.                                              877,680
   22,000      Maxim Integrated Products Inc.                         1,058,200
   35,000      Microchip Technology Inc.                              1,013,950
                                                                   ------------
                                                                      5,238,660
                                                                   ------------

               FINANCIAL SERVICES -- (8.6)%
   25,000      Bank of America Corp.                                  2,125,250
   28,000      BISYS Group Inc.+                                        382,200
   10,000      China Fund Inc.                                          271,700
   28,000      Equifax Inc.                                             675,360

                                                                       MARKET
    SHARES                                                             VALUE*
  ----------                                                         ---------

SECURITIES SOLD SHORT (CONTINUED)
  30,000       Mellon Financial Corp.                              $    824,400
 100,000       Nasdaq-100 Index                                       3,492,000
  22,000       Radian Group Inc.                                      1,012,440
                                                                   ------------
                                                                      8,783,350
                                                                   ------------

               FOREST PRODUCTS AND PAPER -- (1.9)%
  45,000       International Paper Co.                                1,945,350
                                                                   ------------

               HEALTH CARE -- (2.9)%
  15,000       AstraZeneca plc, ADR                                     673,800
  14,000       Forest Laboratories Inc.+                                704,060
  17,000       Guidant Corp.                                            940,440
  27,000       Icos Corp.+                                              649,620
                                                                   ------------
                                                                      2,967,920
                                                                   ------------

               METALS AND MINING -- (2.1)%
  20,000       Alcoa Inc.                                               640,600
  22,000       Inco Ltd.+                                               734,140
  10,000       Phelps Dodge Corp.                                       779,400
                                                                   ------------
                                                                      2,154,140
                                                                   ------------

               REAL ESTATE -- (1.8)%
   26,000      Hovnanian Enterprises Inc., Cl.A+                        806,780


  13,000       Ryland Group Inc.                                      1,006,460
                                                                   ------------
                                                                      1,813,240
                                                                   ------------
TOTAL SECURITIES SOLD SHORT                                        $ 27,709,346
                                                                   ============


                                                                    UNREALIZED
                                                                   APPRECIATION/
                                                                   DEPRECIATION
                                                                   ------------

FUTURES CONTRACTS -- SHORT POSITION
       110     S & P 500 Index Futures               9/17/04       $    895,125
                                                                   ============
 -----------------
(a) At July 31, 2004, $27,800,000 principal amount was pledged as collateral for securities sold short.
(b) At July 31, 2004, $3,000,000 principal amount was pledged as collateral for futures contracts.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there was no asked price the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security has less than 60 days to maturity it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Comstock Funds, Inc.
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By (Signature and Title)* /s/ BRUCE N. ALPERT
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer

Date         September 21, 2004
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  BRUCE N. ALPERT
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer
                          & Principal Financial Officer

Date         September 21, 2004
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* Print the name and title of each signing officer under his or her signature.